Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]
Compensation expense of key management personnel
in € m.	2021	2020	2019
Short-term employee benefits	36	30	32
Post-employment benefits	7	7	6
Other long-term benefits	10	2	6
Termination benefits	6	0	34
Share-based payment	15	8	21
Total	74	47	99

Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Loans
in € m.	2021	2020
Loans outstanding, beginning of year	214	228
Net movement in loans during the period	159	(19)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	(193)	5
Loans outstanding, end of year[1]	181	214
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	28	42

[1] Loans past due were € 0 million as of December 31, 2021 and € 0 million as of December 31, 2020. For the total loans the Group held collateral of € 0 million and € 5 million as of December 31, 2021 and December 31, 2020, respectively.

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Deposits
in € m.	2021	2020
Deposits outstanding, beginning of year	49	58
Net movement in deposits during the period	14	(8)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(0)
Deposits outstanding, end of year	63	49

Summary of Transactions with Related Party Pension Plans [text block table]
Transactions with related party pension plans
in € m.	2021	2020
Equity shares issued by the Group held in plan assets	23	1
Other assets	17	24
Fees paid from plan assets to asset managers of the Group	22	24
Market value of derivatives with a counterparty of the Group	765	306
Notional amount of derivatives with a counterparty of the Group	12,309	14,623